Financial Instruments (Details) - Schedule of Groups of Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Total Financial assets at fair value through profit or loss	$ 8
Total Financial assets at fair value through other comprehensive income:	141
Cash and cash equivalent	55,641	34,258	$ 18,587	$ 70,197
Total Financial assets at cost	55,641	34,258
Total financial assets	55,790	34,258
Financial liabilities
Total financial liabilities at fair value through profit or loss	21,855	23,538
Total financial liabilities at fair value through other comprehensive income		88
Total financial liabilities measured at amortized cost	70,777	101,957
Total financial and lease liabilities	77,052	105,242
Foreign Exchange Forward Contracts [Member]
Financial liabilities
Total financial liabilities at fair value through profit or loss		4
Contingent Consideration in Business Combination [Member]
Financial liabilities
Total financial liabilities at fair value through profit or loss	21,855	23,534
Cash Flow Hedges [Member]
Financial liabilities
Total financial liabilities at fair value through other comprehensive income		88
Assumed Liabilities Through Business Combination [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	46,375	61,016
Financial Liabilities Measured at Amortized Cost: Bank Loans [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		17,407
Financial Liabilities Measured at Amortized Cost: Leases [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	8,822	3,193
Total Financial Liabilities Measured At Amortized Cost [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	55,197	81,616
Foreign Exchange Forward Contracts [Member]
Financial assets
Total Financial assets at fair value through profit or loss	8
Cash Flow Hedges [Member]
Financial assets
Total Financial assets at fair value through other comprehensive income:	$ 141